NATIONWIDE MUTUAL FUNDS
Nationwide Small Cap Index Fund

Supplement dated April 29, 2016
to the Summary Prospectus dated March 1, 2016

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

1.           Effective May 1, 2016:

a.	The table under the “Fees and Expenses” section on page 1 of the Summary Prospectus is deleted and restated as follows:

	Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.19%	0.19%	0.19%	0.19%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None
Other Expenses	0.24%	0.17%	0.33%	0.08%
Total Annual Fund Operating Expenses	0.68%	1.36%	1.02%	0.27%
Fee Waiver/Expense Reimbursement1	(0.02)%	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.66%	1.34%	1.00%	0.25%
1
Nationwide Mutual Funds and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract waiving 0.02% of the management fee to which the Adviser would be entitled until April 30, 2017.

b.	The tables under the “Example” section on page 2 of the Summary Prospectus are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$639	$778	$930	$1,371
Class C shares	236	429	743	1,633
Class R shares	102	323	561	1,246
Institutional Class shares	26	85	150	341

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$136	$429	$743	$1,633

2.	Effective immediately, the table under the section entitled “Portfolio Managers” on page 3 of the Summary Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service with Fund
Greg Savage, CFA	Managing Director	Since 2012
Alan Mason	Managing Director	Since 2014
Creighton Jue, CFA	Managing Director	Since 2016
Rachel Aguirre	Director, Senior Portfolio Manager	Since 2016

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE